S000006334 [Member] Expense Example - TCW Core Fixed Income Fund - Class I-3	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	$ 722